Investments (Fixed maturities by investment rating) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fixed Maturities
Estimated fair value	$ 5,532,731	$ 5,542,258
Percentage of total	100.00%	100.00%
Investment Grade [Member]
Fixed Maturities
Estimated fair value	4,933,764	4,764,580
Percentage of total	89.20%	86.00%
Investment Grade [Member] | AAA [Member]
Fixed Maturities
Estimated fair value	2,494,239	2,510,781
Percentage of total	45.10%	45.30%
Investment Grade [Member] | AA [Member]
Fixed Maturities
Estimated fair value	848,226	696,998
Percentage of total	15.40%	12.60%
Investment Grade [Member] | A [Member]
Fixed Maturities
Estimated fair value	1,086,091	1,233,716
Percentage of total	19.60%	22.30%
Investment Grade [Member] | BBB [Member]
Fixed Maturities
Estimated fair value	505,208	323,085
Percentage of total	9.10%	5.80%
Non-Investment Grade [Member]
Fixed Maturities
Estimated fair value	598,967	777,678
Percentage of total	10.80%	14.00%
Non-Investment Grade [Member] | BB [Member]
Fixed Maturities
Estimated fair value	362,972	354,992
Percentage of total	6.60%	6.40%
Non-Investment Grade [Member] | B [Member]
Fixed Maturities
Estimated fair value	145,240	383,639
Percentage of total	2.60%	6.90%
Non-Investment Grade [Member] | CCC [Member]
Fixed Maturities
Estimated fair value	12,733	2,453
Percentage of total	0.20%	0.00%
Non-Investment Grade [Member] | CC [Member]
Fixed Maturities
Estimated fair value	3,926	2,496
Percentage of total	0.10%	0.10%
Non-Investment Grade [Member] | Standard & Poor's, C Rating [Member]
Fixed Maturities
Estimated fair value	1,344	235
Percentage of total	0.00%	0.00%
Non-Investment Grade [Member] | D/NR [Member]
Fixed Maturities
Estimated fair value	$ 72,752	$ 33,863
Percentage of total	1.30%	0.60%